SENIOR NOTES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Apr. 12, 2011	Apr. 05, 2011	Apr. 02, 2011
Debt Instrument [Line Items]
Long-term debt	$ 686,200,000	$ 320,100,000
Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes, balance sheet leverage ratio					0.87
Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Senior notes, balance sheet leverage ratio					1.50
Senior Notes [Member] | 7.75% Senior Notes Due 2042 [Member]
Debt Instrument [Line Items]
Senior notes, face amount	55,000,000
Senior notes, stated rate	7.75%
Public offering price of principal amount	100.00%
Senior Notes [Member] | 8.75% Senior Notes Due April 1, 2019 [Member]
Debt Instrument [Line Items]
Senior notes, face amount	100,000,000
Senior notes, stated rate	8.75%
Long-term debt	105,300,000
Senior Notes [Member] | 8.750% Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Senior notes, face amount			50,000,000	200,000,000
Senior notes, stated rate	8.75%			8.75%	8.75%
Long-term debt	$ 354,600,000	$ 249,400,000	$ 50,800,000	$ 198,600,000